Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	292,799,349.23	19,120
Yield Supplement Overcollateralization Amount 07/31/22	9,137,761.87	0
Receivables Balance 07/31/22	301,937,111.10	19,120
Principal Payments	14,602,740.27	399
Defaulted Receivables	108,143.15	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	8,454,548.37	0
Pool Balance at 08/31/22	278,771,679.31	18,715

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.07%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,899,951.65	95
Past Due 61-90 days	401,542.79	24
Past Due 91-120 days	180,959.77	8
Past Due 121+ days	0.00	0
Total	2,482,454.21	127

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	108,092.64
Aggregate Net Losses/(Gains) - August 2022	50.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	-0.17%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	-0.01%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	36.17

Flow of Funds	$ Amount
Collections	15,671,754.75
Investment Earnings on Cash Accounts	16,184.83
Servicing Fee	(251,614.26)
Transfer to Collection Account	-
Available Funds	15,436,325.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	143,572.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,778,620.62
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,217,376.74

Total Distributions of Available Funds	15,436,325.32

Servicing Fee	251,614.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	288,550,299.93
Principal Paid	14,027,669.92
Note Balance @ 09/15/22	274,522,630.01

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2a
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2b
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	173,470,299.93
Principal Paid	14,027,669.92
Note Balance @ 09/15/22	159,442,630.01
Note Factor @ 09/15/22	56.5800674%

Class A-4
Note Balance @ 08/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	76,830,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	25,500,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	12,750,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	191,278.66
Total Principal Paid	14,027,669.92
Total Paid	14,218,948.58

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	91,071.91
Principal Paid	14,027,669.92
Total Paid to A-3 Holders	14,118,741.83

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2256496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5483082
Total Distribution Amount	16.7739578

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3231792
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.7788145
Total A-3 Distribution Amount	50.1019937

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	697.10
Noteholders' Principal Distributable Amount	302.90

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	8,498,098.59
Investment Earnings	15,353.23
Investment Earnings Paid	(15,353.23)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$834,445.38	$846,300.58	$1,060,575.19
Number of Extensions	44	41	50
Ratio of extensions to Beginning of Period Receivables Balance	0.28%	0.27%	0.32%